UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   MARCH 31, 2010
                                              ----------------------------------

Check here if Amendment [  ]; Amendment Number:  ____
    This Amendment (Check only one.): [  ] is a restatement.
                                      [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                      DR. JEFFREY R. JAY, M.D
                  -----------------------------------------------------
Address:                   165 MASON STREET - 3RD FLOOR
                  -----------------------------------------------------
                           GREENWICH, CT  06830
                  -----------------------------------------------------

13F File Number:  028-12517
                  ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:
          ----------------------------------------------------------------------
Title:
          ----------------------------------------------------------------------
Phone:
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

  /S/ DR. JEFFREY R. JAY, M.D.        GREENWICH, CT            MAY 17, 2010
-------------------------------     -----------------     ---------------------
       [Signature]                    [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     13F File Number             Name

     28-
     ---------------             -----------------------------------------------

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         2
                                    --------------

Form 13F Information Table Entry Total:           46
                                            ------------------

Form 13F Information Table Value Total:     $     176,023
                                            ------------------
                                                (thousands)

List of Other Included Managers:      Mr. David Kroin
                                      Great Point Partners, LLC

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       13F File Number          Name

1         028-13262                Mr. David Kroin
2         028-11743                Great Point Partners, LLC

                                                                                           TO BE COMPLETED BY INVESTMENT MANAGER
                                                                                       ---------------------------------------------
                                                      Market     Share/                                Other      Voting Authority
                                  Title                Value       Prn    Share/  Put/   Investment    Mana-      ----------------
Name of Issuer                   of Class   Cusip      (USD)     Amount     Prn   Call   Discretion    gers     Sole    Shared  None
------------------------------------------------------------------------------------------------------------------------------------
AMAG PHARMACEUTICALS, INC. CMN     COM    00163U106  8,558,000    245,150   SH          Share-Defined  1,2     245,150    0    None
------------------------------------------------------------------------------------------------------------------------------------
ATS MEDICAL INC CMN                COM    002083103  2,600,000  1,000,000   SH          Share-Defined  1,2   1,000,000    0    None
------------------------------------------------------------------------------------------------------------------------------------
ABIOMED INC CMN                    COM    003654100    184,000     17,800   SH          Share-Defined  1,2      17,800    0    None
------------------------------------------------------------------------------------------------------------------------------------
ABRAXIS BIOSCIENCE, INC. CMN       COM    00383Y102  3,420,000     66,086   SH          Share-Defined  1,2      66,086    0    None
------------------------------------------------------------------------------------------------------------------------------------
ADOLOR CORP CMN                    COM    00724X102  2,416,000  1,342,009   SH          Share-Defined  1,2   1,342,009    0    None
------------------------------------------------------------------------------------------------------------------------------------
AFFYMAX, INC. CMN                  COM    00826A109  9,372,000    400,000   SH          Share-Defined  1,2     400,000    0    None
------------------------------------------------------------------------------------------------------------------------------------
PUT/AFFY(LQFSD)  @  20 EXP
   07/17/2010                      PUT    00826A109    258,000        567   SH    PUT   Share-Defined  1,2        567     0    None
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN MED SYS HLDGS INC CMN     COM    02744M108  2,323,000    125,000   SH          Share-Defined  1,2     125,000    0    None
------------------------------------------------------------------------------------------------------------------------------------
AMICUS THERAPEUTICS INC CMN        COM    03152W109  8,747,000  2,742,023   SH          Share-Defined  1,2   2,742,023    0    None
------------------------------------------------------------------------------------------------------------------------------------
ANADYS PHARMACEUTICALS,
   INC. CMN                        COM    03252Q408  7,084,000  2,800,000   SH          Share-Defined  1,2   2,800,000    0    None
------------------------------------------------------------------------------------------------------------------------------------
ANTARES PHARMA, INC. CMN           COM    036642106  2,617,000  1,910,000   SH          Share-Defined  1,2   1,910,000    0    None
------------------------------------------------------------------------------------------------------------------------------------
BAXTER INTERNATIONAL INC CMN       COM    071813109  5,238,000     90,000   SH          Share-Defined  1,2      90,000    0    None
------------------------------------------------------------------------------------------------------------------------------------
BIOMIMETIC THERAPEUTICS,
   INC. CMN                        COM    09064X101  2,630,000    200,000   SH          Share-Defined  1,2     200,000    0    None
------------------------------------------------------------------------------------------------------------------------------------
BIOSANTE PHARMACEUTICALS,
   INC. CMN                        COM    09065V203 11,385,000  6,360,349   SH          Share-Defined  1,2   6,360,349    0    None
------------------------------------------------------------------------------------------------------------------------------------
CANTEL MEDICAL CORP. CMN           COM    138098108    179,000      9,000   SH          Share-Defined  1,2       9,000    0    None
------------------------------------------------------------------------------------------------------------------------------------
CELERA CORP CMN                    COM    15100E106  1,633,000    230,000   SH          Share-Defined  1,2     230,000    0    None
------------------------------------------------------------------------------------------------------------------------------------
COOPER COMPANIES INC (NEW) CMN     COM    216648402  3,888,000    100,000   SH          Share-Defined  1,2     100,000    0    None
------------------------------------------------------------------------------------------------------------------------------------
PUT/DNDN(UKOQD) @  20 EXP
   05/22/2010                      PUT    24823Q107    267,000      2,250   SH    PUT   Share-Defined  1,2       2,250    0    None
------------------------------------------------------------------------------------------------------------------------------------
ENTREMED INC CMN                   COM    29382F103    251,000    368,500   SH          Share-Defined  1,2     368,500    0    None
------------------------------------------------------------------------------------------------------------------------------------
GEN-PROBE INCORPORATED CMN         COM    36866T103  5,000,000    100,000   SH          Share-Defined  1,2     100,000    0    None
------------------------------------------------------------------------------------------------------------------------------------
INHIBITEX, INC. CMN                COM    45719T103  2,055,000  1,361,152   SH          Share-Defined  1,2   1,361,152    0    None
------------------------------------------------------------------------------------------------------------------------------------
MASIMO CORPORATION CMN             COM    574795100  1,755,000     66,100   SH          Share-Defined  1,2      66,100    0    None
------------------------------------------------------------------------------------------------------------------------------------
MEDTRONIC INC CMN                  COM    585055106  5,629,000    125,000   SH          Share-Defined  1,2     125,000    0    None
------------------------------------------------------------------------------------------------------------------------------------
MERIT MEDICAL SYS INC CMN          COM    589889104  1,466,000     96,099   SH          Share-Defined  1,2      96,099    0    None
------------------------------------------------------------------------------------------------------------------------------------
NPS PHARMACEUTICALS INC CMN        COM    62936P103  4,448,000    882,500   SH          Share-Defined  1,2     882,500    0    None
------------------------------------------------------------------------------------------------------------------------------------
NATUS MEDICAL INC DEL CMN          COM    639050103  1,809,000    113,700   SH          Share-Defined  1,2     113,700    0    None
------------------------------------------------------------------------------------------------------------------------------------
ORTHOVITA INC CMN                  COM    68750U102  2,556,000    600,000   SH          Share-Defined  1,2     600,000    0    None
------------------------------------------------------------------------------------------------------------------------------------
RTI BIOLOGICS, INC. CMN            COM    74975N105  3,610,000    833,800   SH          Share-Defined  1,2     833,800    0    None
------------------------------------------------------------------------------------------------------------------------------------
REPLIGEN CORP CMN                  COM    759916109  3,005,000    740,200   SH          Share-Defined  1,2     740,200    0    None
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RESMED INC. CMN                    COM    761152107  2,228,000     35,000   SH          Share-Defined  1,2      35,000    0    None
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RIGEL PHARMACEUTICALS INC CMN      COM    766559603 11,556,000  1,450,000   SH          Share-Defined  1,2   1,450,000    0    None
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ST JUDE MEDICAL INC CMN            COM    790849103  5,131,000    125,000   SH          Share-Defined  1,2     125,000    0    None
------------------------------------------------------------------------------------------------------------------------------------
PUT/SLXP(PQNPE) @  25 EXP
   04/17/2010                      PUT    795435106      5,000      1,000   SH    PUT   Share-Defined  1,2      1,000     0    None
------------------------------------------------------------------------------------------------------------------------------------
SOLTA MEDICAL, INC CMN             COM    83438K103  6,386,000  2,970,298   SH          Share-Defined  1,2   2,970,298    0    None
------------------------------------------------------------------------------------------------------------------------------------
STRYKER CORP CMN                   COM    863667101  1,431,000     25,000   SH          Share-Defined  1,2      25,000    0    None
------------------------------------------------------------------------------------------------------------------------------------
SYMMETRY MEDICAL INC. CMN          COM    871546206  1,155,000    115,000   SH          Share-Defined  1,2     115,000    0    None
------------------------------------------------------------------------------------------------------------------------------------
THERMO FISHER SCIENTIFIC
   INC CMN                         COM    883556102  5,144,000    100,000   SH          Share-Defined  1,2     100,000    0    None
------------------------------------------------------------------------------------------------------------------------------------
THRESHOLD PHARMACEUTICALS,
   INC*. CMN                       COM    885807206  3,671,000  1,973,683   SH          Share-Defined  1,2   1,973,683    0    None
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TRANSITION THERAPEUTICS
   INC. CMN                        COM    893716209    423,000    150,000   SH          Share-Defined  1,2     150,000    0    None
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ZIMMER HLDGS INC CMN               COM    98956P102  2,960,000     50,000   SH          Share-Defined  1,2      50,000    0    None
------------------------------------------------------------------------------------------------------------------------------------
ZIOPHARM ONCOLOGY INC CMN          COM    98973P101  4,064,000    800,000   SH          Share-Defined  1,2     800,000    0    None
------------------------------------------------------------------------------------------------------------------------------------
COVIDIEN PLC CMN                   COM    G2554F105  7,542,000    150,000   SH          Share-Defined  1,2     150,000    0    None
------------------------------------------------------------------------------------------------------------------------------------
ORTHOFIX INTERNATIONAL CMN         COM    N6748L102  1,819,000     50,000   SH          Share-Defined  1,2      50,000    0    None
------------------------------------------------------------------------------------------------------------------------------------
BIODEL, INC.                       COM    09064M105  4,309,000  1,009,187   SH          Share-Defined  1     1,009,187    0    None
------------------------------------------------------------------------------------------------------------------------------------
NEUROMETRIX INC.                   COM    641255104  3,155,000  1,651,917   SH          Share-Defined  1,2   1,651,917    0    None
------------------------------------------------------------------------------------------------------------------------------------
AMARIN CORPORATION PLC             COM    023111206 10,661,000  7,014,058   SH          Share-Defined  1,2   7,014,058    0    None
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